Consolidated statements of changes in equity - CAD ($) $ in Millions	Total	TOTAL	SHARES ISSUED PREFERRED SHARES	SHARES ISSUED COMMON SHARES	CONTRI-BUTED SURPLUS	ACCUM-ULATED OTHER COMPRE-HENSIVE INCOME	DEFICIT	NON-CONTR-OLLING INTEREST
Beginning balance at Dec. 31, 2019	$ 21,408	$ 21,074	$ 4,004	$ 20,363	$ 1,178	$ 161	$ (4,632)	$ 334
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	2,699	2,634					2,634	65
Other comprehensive income (loss) from continuing operations	454	455				(48)	503	(1)
Total comprehensive (loss) income	3,153	3,089				(48)	3,137	64
Common shares issued under employee stock option plan	26	26		27	(1)
Other share-based compensation	(38)	(38)		0	(3)		(35)
Repurchase of preferred shares	(1)	(1)	(1)
Dividends declared on BCE common and preferred shares	(3,147)	(3,147)					(3,147)
Dividends declared by subsidiaries to non-controlling interest	(53)							(53)
Settlement of cash flow hedges transferred to the cost basis of hedged items	(10)	(10)				(10)
Other	(9)	(4)					(4)	(5)
Ending balance at Dec. 31, 2020	21,329	20,989	4,003	20,390	1,174	103	(4,681)	340
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net earnings	2,892	2,840					2,840	52
Other comprehensive income (loss) from continuing operations	1,871	1,869				90	1,779	2
Total comprehensive (loss) income	4,763	4,709				90	4,619	54
Common shares issued under employee stock option plan	262	262		272	(10)
Other share-based compensation	(39)	(39)		0	(7)		(32)
Dividends declared on BCE common and preferred shares	(3,306)	(3,306)					(3,306)
Dividends declared by subsidiaries to non-controlling interest	(87)							(87)
Settlement of cash flow hedges transferred to the cost basis of hedged items	20	20				20
Other	(1)	0					0	(1)
Ending balance at Dec. 31, 2021	$ 22,941	$ 22,635	$ 4,003	$ 20,662	$ 1,157	$ 213	$ (3,400)	$ 306